SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 7,605,579		$ 7,605,579		$ 1,529,231
Revenue
Revenue	2,048,425	$ 2,155,993	7,025,015	$ 5,818,963
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,802,615		3,802,615		980,758
Revenue
Revenue	1,615,558	1,852,720	5,683,259	4,925,912
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,802,964		3,802,964		$ 548,473
Revenue
Revenue	$ 432,867	$ 303,273	$ 1,341,756	$ 893,051